Offerings - Offering: 1	Jan. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	65,474,819
Maximum Aggregate Offering Price	$ 446,353,889.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 61,641.47
Rule 457(f)	true
Amount of Securities Received | shares	53,200,702
Value of Securities Received, Per Share	8.39
Value of Securities Received	$ 446,353,889.78
Fee Note MAOP	$ 446,353,889.78
Offering Note	The amount in the "Amount Registered" column represents the estimated maximum number of common shares of Fundrise eREIT, LLC ("eREIT"), that may be issued pursuant to the Agreement and Plan of Merger (the "merger agreement") to be entered into by and among eREIT and each of Fundrise Development eREIT, LLC, Fundrise Equity REIT, LLC, Fundrise East Coast Opportunistic REIT, LLC, Fundrise Growth eREIT II, LLC, Fundrise Growth eREIT III, LLC, Fundrise Midland Opportunistic REIT, LLC, and Fundrise West Coast Opportunistic REIT, LLC (each, a "Fundrise Merger Entity" and collectively, the "Fundrise Merger Entities"), pursuant to the merger described in the information statement/prospectus contained in the registration statement to which this Exhibit 107 is attached. The amount in the "Amount Registered" column is the estimated maximum number of securities to be issued. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of determining the registration fee required by Section 6(b) of the Securities Act of 1. 1933, as amended, and calculated pursuant to Rule 457(f)(2). The Fundrise Merger Entities are private companies and no market exists for their common shares. The proposed maximum aggregate offering price is equal to the product of (x) $8.39, the cumulative book value per share of the Fundrise Merger Entities as of September 30, 2025, the most recent practicable date preceding this filing, and (y) 53,200,702, the estimated maximum number of securities to be received by eREIT pursuant to the merger. Pursuant to Rule 457(o) of the Securities Act, the registration fee, reflected in the "Amount of Registration Fee" column, has been calculated on the basis of the maximum aggregate